Summary Information of Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding at January 1, 2013	1,027,957
Number of Options, Granted	58,207
Number of Options, Exercised	(200,054)
Number of Options, Terminated	(3,694)
Number of Options, Outstanding at December 31, 2013	882,416	1,027,957
Number of Options, Exercisable at December 31, 2013	732,015
Weighted-Average Exercise Price, Outstanding at January 1, 2013	$ 96.10
Weighted-Average Exercise Price, Granted	$ 108.24	$ 69.12	$ 86.90
Weighted-Average Exercise Price, Exercised	$ 69.81
Weighted-Average Exercise Price, Terminated	$ 125.33
Weighted-Average Exercise Price, Outstanding at December 31, 2013	$ 102.74	$ 96.10
Weighted-Average Exercise Price, Exercisable at December 31, 2013	$ 105.44
Weighted-Average Remaining Contractual Life (years), Outstanding at December 31, 2013	3 years
Weighted-Average Remaining Contractual Life (years), Exercisable at December 31, 2013	2 years 3 months 18 days